UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-Q
________
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-23091
Gallery Trust
 (Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)
Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-832-4386
Date of fiscal year end: October 31, 2019
Date of reporting period: July 31, 2019

Item 1.  Schedule of Investments
The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.5%
QBE Insurance Group Ltd	1,009,314	$8,595,911
Total Australia		8,595,911

CHINA — 1.8%
China Mobile Ltd	1,265,500	10,763,137
Total China		10,763,137

DENMARK — 1.7%
ISS A/S	350,456	9,819,482
Total Denmark		9,819,482

FRANCE — 6.7%
Cie de Saint-Gobain SA	437,785	16,780,919
Sanofi SA	175,562	14,652,304
Societe Generale SA	329,681	8,087,365
Total France		39,520,588

GERMANY — 10.2%
Allianz SE	65,663	15,245,801
Continental AG	89,453	12,293,311
Daimler AG	244,555	12,635,941
Deutsche Telekom AG	656,475	10,784,058
Evonik Industries AG	317,516	9,085,382
Total Germany		60,044,493

HONG KONG — 5.1%
CK Hutchison Holdings Ltd	1,581,000	14,791,978
Jardine Matheson Holdings Ltd	85,015	5,161,515
WH Group Ltd	10,316,500	10,134,172
Total Hong Kong		30,087,665

ITALY — 5.5%
Enel SpA	2,389,044	16,362,755

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — continued
Eni SpA	1,005,860	$15,753,933
Total Italy		32,116,688

JAPAN — 23.5%
Coca-Cola Bottlers Japan Holdings Inc	397,900	9,834,011
FUJIFILM Holdings Corp	315,200	14,958,067
Fujitsu Ltd	118,800	9,284,187
Honda Motor Co Ltd	561,300	13,904,376
Isuzu Motors Ltd	452,200	5,005,067
Kyocera Corp	165,800	10,096,573
Kyushu Railway Co	56,300	1,604,038
Mitsubishi Electric Corp	751,100	9,816,164
Nippon Telegraph & Telephone Corp	162,200	7,313,771
Otsuka Holdings Co Ltd	245,500	9,030,209
Secom Co Ltd	55,800	4,375,241
Sekisui Chemical Co Ltd	509,600	7,553,927
Sumitomo Electric Industries Ltd	605,100	7,492,024
Takeda Pharmaceutical Co Ltd	424,100	14,277,737
Tokio Marine Holdings Inc	245,352	13,022,469
Total Japan		137,567,861

NETHERLANDS — 3.7%
Ahold Delhaize NV	176,310	3,986,047
Royal Dutch Shell PLC Class B ^	556,562	17,561,911
Total Netherlands		21,547,958

SINGAPORE — 5.0%
Ascendas Real Estate Investment Trust REIT	1,068,100	2,374,874
Singapore Telecommunications Ltd	3,342,302	8,073,514
United Overseas Bank Ltd	973,040	18,570,622
Total Singapore		29,019,010

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 3.6%
Banco Santander SA	3,731,533	$15,916,882
Iberdrola SA	525,560	4,975,330
Total Spain		20,892,212

SWEDEN — 2.8%
Telia Co AB	3,724,600	16,611,793
Total Sweden		16,611,793

SWITZERLAND — 5.8%
ABB Ltd	685,314	12,893,705
Alcon AG Swiss Line *	16,852	976,692
Novartis AG	132,746	12,170,052
Zurich Insurance Group AG	23,719	8,230,359
Total Switzerland		34,270,808

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	764,000	6,325,397
Taiwan Semiconductor Manufacturing Co Ltd ADR	54,397	2,318,944
Total Taiwan		8,644,341

UNITED KINGDOM — 20.2%
BP PLC	1,912,583	12,660,624
G4S PLC	3,448,653	8,004,339
GlaxoSmithKline PLC	735,797	15,243,656
John Wood Group PLC	1,325,561	8,526,226
Kingfisher PLC	4,007,521	10,783,435
Lloyds Banking Group PLC	23,335,255	15,050,646
National Grid PLC	453,449	4,660,821
SSE PLC	1,091,465	14,598,757
Tesco PLC	4,907,083	13,266,976
Travis Perkins PLC	254,416	4,239,784

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — continued
WPP PLC	938,243	$11,057,921
Total United Kingdom		118,093,185

Total Common Stock
(Cost $598,258,672)		577,595,132

PREFERRED STOCK — 0.1%
GERMANY — 0.1%
Bayerische Motoren Werke AG, 4.66%	13,304	792,333

Total Preferred Stock
(Cost $963,310)		792,333
Total Value of Securities — 98.7%
(Cost $599,221,982)		$578,387,465

Percentages are based on Net Assets of $585,790,145.

*	Non-income producing security.
^	Security traded on the London Stock Exchange.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$8,595,911	$—	$8,595,911
China	—	10,763,137	—	10,763,137
Denmark	—	9,819,482	—	9,819,482
France	—	39,520,588	—	39,520,588

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Germany	$—	$60,044,493	$—	$60,044,493
Hong Kong	—	30,087,665	—	30,087,665
Italy	—	32,116,688	—	32,116,688
Japan	—	137,567,861	—	137,567,861
Netherlands	—	21,547,958	—	21,547,958
Singapore	—	29,019,010	—	29,019,010
Spain	—	20,892,212	—	20,892,212
Sweden	—	16,611,793	—	16,611,793
Switzerland	—	34,270,808	—	34,270,808
Taiwan	2,318,944	6,325,397	—	8,644,341
United Kingdom	—	118,093,185	—	118,093,185
Total Common Stock	2,318,944	575,276,188	—	577,595,132
Preferred Stock	—	792,333	—	792,333
Total Investments in Securities	$2,318,944	$576,068,521	$—	$578,387,465

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2019, securities valued at $576,068,521 transferred from Level 1 to Level 2, primarily due to fair value triggers of certain securities at the end of the period from the prior year end. For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0700

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Number of Shares	Value (U.S. $)
BRAZIL — 11.4%
CCR SA	62,900	$247,226
Embraer SA ADR	62,135	1,255,127
Hypera SA	152,300	1,212,781
Itau Unibanco Holding SA ADR	131,113	1,199,684
Kroton Educacional SA	175,700	572,722
Suzano Papel SA	111,800	896,134
Total Brazil		5,383,674

CHINA — 26.3%
Alibaba Group Holding Ltd ADR *	7,137	1,235,486
Brilliance China Automotive Holdings Ltd	310,000	340,123
China Construction Bank Corp Class H	1,161,000	896,218
China Medical System Holdings Ltd	609,000	584,300
China Merchants Bank Class H	197,000	981,905
China Mobile Ltd	129,500	1,101,403
CSPC Pharmaceutical Group Ltd	704,000	1,230,838
Hengan International Group Co Ltd	92,500	698,663
Midea Group Co Ltd Class A	152,203	1,204,268
Ping An Insurance Group Co of China Ltd Class H	243,000	2,883,148
SAIC Motor Corp Ltd Class A	131,610	474,169
Tingyi Cayman Islands Holding Corp Class H	528,000	790,021
Total China		12,420,542

HONG KONG — 5.2%
Sands China Ltd	258,000	1,249,275
WH Group Ltd	1,221,000	1,199,421
Total Hong Kong		2,448,696

INDIA — 13.4%
Bajaj Auto Ltd	19,497	713,184
HCL Technologies Ltd	68,044	1,023,838

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDIA — continued
Housing Development Finance Corp Ltd	17,988	$555,278
Indiabulls Housing Finance Ltd	149,300	1,162,351
Infosys Ltd ADR	64,966	735,415
Larsen & Toubro Ltd GDR	21,866	441,006
Lupin Ltd	68,597	762,602
Vedanta Ltd	425,417	952,602
Total India		6,346,276

INDONESIA — 1.7%
Bank Rakyat Indonesia Persero Tbk PT	2,573,700	820,093
Total Indonesia		820,093

MALAYSIA — 3.3%
Genting Malaysia Bhd	691,100	646,594
Malayan Banking Bhd	432,045	904,957
Total Malaysia		1,551,551

MEXICO — 3.3%
Fibra Uno Administracion SA	819,488	1,054,949
Grupo Financiero Banorte SAB de CV	96,961	485,064
Total Mexico		1,540,013

PERU — 0.9%
Credicorp Ltd	1,980	431,620
Total Peru		431,620

RUSSIA — 4.1%
Gazprom PJSC ADR	189,304	1,383,812
LUKOIL PJSC ADR	6,601	537,652
Total Russia		1,921,464

SOUTH AFRICA — 3.3%
Mondi PLC	43,204	945,194

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH AFRICA — continued
Sasol Ltd	28,745	$620,047
Total South Africa		1,565,241

SOUTH KOREA — 12.7%
Korea Zinc Co Ltd	818	305,704
LG Chem Ltd	6,270	1,779,917
Samsung Electronics Co Ltd	17,587	668,940
Samsung Electronics Co Ltd GDR	1,578	1,512,178
Samsung Fire & Marine Insurance Co Ltd	2,721	605,279
Shinhan Financial Group Co Ltd	30,944	1,136,425
Total South Korea		6,008,443

TAIWAN — 9.7%
ASE Technology Holding Co Ltd	403,000	902,158
CTBC Financial Holding Co Ltd	1,014,000	660,401
Mega Financial Holding Co Ltd	469,000	482,993
Taiwan Semiconductor Manufacturing Co Ltd ADR	59,046	2,517,131
Total Taiwan		4,562,683

THAILAND — 1.3%
Kasikornbank PCL NVDR	113,500	635,679
Total Thailand		635,679

UNITED ARAB EMIRATES — 1.3%
First Abu Dhabi Bank PJSC	138,118	596,455
Total United Arab Emirates		596,455

UNITED KINGDOM — 0.4%
Anglo American PLC	7,468	183,341
Total United Kingdom		183,341

Total Common Stock
(Cost $45,221,958)		46,415,771

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2019 (Unaudited)

PREFERRED STOCK — 0.8%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 0.8%
Samsung Electronics Co Ltd**	12,779	$396,244

Total Preferred Stock
(Cost $398,164)		396,244
Total Value of Securities — 99.1%
(Cost $45,620,122)		$46,812,015

Percentages are based on Net Assets of $47,223,221.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$5,383,674	$—	$—	$5,383,674
China	1,235,486	11,185,056	—	12,420,542
Hong Kong	—	2,448,696	—	2,448,696
India	1,176,421	5,169,855	—	6,346,276
Indonesia	—	820,093	—	820,093
Malaysia	—	1,551,551	—	1,551,551
Mexico	1,540,013	—	—	1,540,013
Peru	431,620	—	—	431,620
Russia	1,921,464	—	—	1,921,464
South Africa	—	1,565,241	—	1,565,241

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
South Korea	$1,512,178	$4,496,265	$—	$6,008,443
Taiwan	2,517,131	2,045,552	—	4,562,683
Thailand	—	635,679	—	635,679
United Arab Emirates	—	596,455	—	596,455
United Kingdom	—	183,341	—	183,341
Total Common Stock	15,717,987	30,697,784	—	46,415,771
Preferred Stock	—	396,244	—	396,244
Total Investments in Securities	$15,717,987	$31,094,028	$—	$46,812,015

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2019, securities valued at $31,094,028 transferred from Level 1 to Level 2, primarily due to fair value triggers of certain securities at the end of the period from the prior year end. For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0700

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.8%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 4.0%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$115,190
4.750%, 04/21/27	AUD	515,000	447,535
3.250%, 04/21/25	AUD	325,000	250,856
3.000%, 03/21/47	AUD	385,000	329,129
Total Australia			1,142,710

AUSTRIA — 4.7%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	785,000	1,336,587
Total Austria			1,336,587

BELGIUM — 4.1%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	950,000	1,153,566
Total Belgium			1,153,566

CANADA — 2.0%
Canadian Government Bond
5.000%, 06/01/37	CAD	224,000	256,203
1.500%, 06/01/26	CAD	200,000	151,421
0.750%, 09/01/21	CAD	224,000	166,875
Total Canada			574,499

FINLAND — 4.6%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	1,099,000	1,301,150
Total Finland			1,301,150

FRANCE — 2.7%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	300,000	392,103

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
FRANCE — continued
0.500%, 05/25/25	EUR	315,000	$370,098
Total France			762,201

GERMANY — 4.9%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	100,000	177,756
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	112,000,000	1,193,958
Total Germany			1,371,714

ITALY — 11.0%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	200,000	311,385
2.950%, 09/01/38 (A)	EUR	510,000	624,671
2.000%, 02/01/28	EUR	850,000	994,199
1.450%, 05/15/25	EUR	308,000	350,082
0.050%, 04/15/21	EUR	760,000	842,302
Total Italy			3,122,639

JAPAN — 19.6%
Japan Government Five Year Bond
0.100%, 06/20/21	JPY	15,000,000	138,650
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	39,000,000	367,225
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	118,000,000	1,473,487
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	215,000,000	2,347,648
0.200%, 06/20/36	JPY	131,400,000	1,225,587
Total Japan			5,552,597

MALAYSIA — 2.0%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	227,045

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
MALAYSIA — continued
4.181%, 07/15/24	MYR	1,350,000	$337,647
Total Malaysia			564,692

MEXICO — 3.0%
Mexican Bonos
8.500%, 11/18/38	MXN	1,263,000	70,070
8.000%, 11/07/47	MXN	12,000,000	631,280
7.750%, 11/23/34	MXN	2,950,000	154,583
Total Mexico			855,933

NETHERLANDS — 4.9%
Netherlands Government Bond
5.500%, 01/15/28	EUR	250,000	419,346
2.750%, 01/15/47 (A)	EUR	300,000	565,985
0.500%, 01/15/40 (A)	EUR	250,000	299,162
0.250%, 07/15/29 (A)	EUR	100,000	117,102
Total Netherlands			1,401,595

NEW ZEALAND — 8.1%
New Zealand Government Bond
5.500%, 04/15/23	NZD	975,000	743,226
4.500%, 04/15/27	NZD	1,000,000	809,836
2.750%, 04/15/37	NZD	986,000	734,488
Total New Zealand			2,287,550

SUPRANATIONAL — 13.2%
Asian Development Bank
2.350%, 06/21/27	JPY	110,000,000	1,225,566
European Financial Stability Facility
0.950%, 02/14/28	EUR	1,100,000	1,338,317
European Investment Bank
2.150%, 01/18/27	JPY	109,000,000	1,189,821
Total Supranational			3,753,704

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
UNITED KINGDOM — 4.0%
United Kingdom Gilt
4.500%, 09/07/34	GBP	200,000	$362,787
4.250%, 09/07/39	GBP	405,000	760,512
Total United Kingdom			1,123,299

Total Global Bonds
(Cost $24,934,113)			26,304,436

U.S. TREASURY OBLIGATIONS — 6.4%

United States Treasury Bond
2.750%, 08/15/42		$575,000	603,188
United States Treasury Notes
1.625%, 02/15/26		1,125,000	1,104,346
1.250%, 03/31/21		119,800	118,420

Total U.S. Treasury Obligations
(Cost $1,678,995)			1,825,954

Total Value of Securities — 99.2%
(Cost $26,613,108)			$28,130,390

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2019 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	10/31/19	USD	62,892	GBP	51,500	$20
Brown Brothers Harriman	10/31/19	USD	1,460,626	EUR	1,304,000	(5,948)
Brown Brothers Harriman	10/31/19	USD	2,551,107	GBP	2,064,500	(29,130)
Brown Brothers Harriman	10/31/19	USD	859,698	SEK	8,122,500	(13,138)
Brown Brothers Harriman	10/31/19	AUD	1,662,500	USD	1,151,210	10,737
Brown Brothers Harriman	10/31/19	NZD	3,471,000	USD	2,303,460	20,148
						$(17,311)

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2019 (Unaudited)

Percentages are based on Net Assets of $28,358,212.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of July 31, 2019 was 4,373,021 and represents 15.4% on Net Assets.

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — United States Dollar

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$26,304,436	$—	$26,304,436
U.S. Treasury Obligations	—	1,825,954	—	1,825,954
Total Investments in Securities	$—	$28,130,390	$—	$28,130,390

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$30,905	$—	$30,905
Unrealized Depreciation	—	(48,216)	—	(48,216)
Total Other Financial Instruments	$—	$(17,311)	$—	$(17,311)

*	Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2019 (Unaudited)

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between levels as of the end of the reporting period.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0700

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 101.8% ‡
	Number of Shares	Value (U.S. $)
Communication Services — 2.8%
National CineMedia Inc	5,579	$39,723

Consumer Discretionary — 2.7%
Cedar Fair LP	754	38,054

Consumer Staples — 1.8%
Cal-Maine Foods Inc	654	26,010

Energy — 2.6%
Green Plains Partners LP	2,538	36,674

Health Care — 15.1%
AAC Holdings Inc *	9,565	9,403
Acadia Healthcare Co Inc *	1,281	40,915
AMN Healthcare Services Inc *	798	42,597
Bio-Techne Corp	100	21,015
Computer Programs & Systems Inc	895	23,100
iRadimed Corp *	1,402	33,480
Meridian Bioscience Inc	1,076	12,858
Tivity Health Inc *	1,773	30,939
		214,307
Industrials — 34.9%
AAR Corp	1,185	49,604
Astronics Corp *	1,076	39,640
Barnes Group Inc	855	44,494
Donaldson Co Inc	744	37,163
Douglas Dynamics Inc	770	31,647
EnerSys	607	41,343
Graco Inc	296	14,232
McGrath RentCorp	250	17,028

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Industrials — continued
Regal Beloit	520	$41,402
SP Plus Corp *	814	28,107
Tetra Tech Inc	521	41,263
Timken Company	722	33,002
Triumph Group Inc	1,247	30,215
US Ecology Inc	711	45,241
		494,381
Information Technology — 17.5%
Cabot Microelectronics Corp	373	45,375
Comtech Telecommunications Corp	1,300	38,688
FLIR Systems Inc	786	39,033
MAXIMUS Inc	558	41,019
NIC Inc	2,317	42,030
Vishay Intertechnology Inc	2,424	41,208
		247,353
Materials — 15.7%
AptarGroup Inc	275	33,280
Balchem Corp	226	23,197
Greif Inc Class A	983	34,366
Innospec Inc	533	49,771
PH Glatfelter Co	2,306	37,634
PolyOne Corp	1,369	44,862
		223,110
Real Estate — 8.7%
American Campus Communities Inc REIT	734	34,314
Landmark Infrastructure Partners LP	2,651	44,431
Outfront Media Inc REIT	1,626	44,195
		122,940

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
Value (U.S. $)
Total Common Stock
(Cost $1,310,627)	$1,442,552
Total Value of Securities — 101.8%
(Cost $1,310,627)	$1,442,552

Percentages are based on Net Assets of $1,416,745.

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

LP — Limited Partnership
REIT — Real Estate Investment Trust

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0700

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.5%
	Number of Shares	Value (U.S. $)
BRAZIL — 4.5%
CCR SA	16,200	$63,674
Total Brazil		63,674

CANADA — 10.1%
Emera Inc	1,499	62,241
Enbridge Inc	1,682	56,177
TC Energy Corp	487	23,844
Total Canada		142,262

CHINA — 5.7%
Guangdong Investment Ltd	18,000	37,894
Jiangsu Expressway Co Ltd Class H	32,000	43,226
Total China		81,120

FRANCE — 4.8%
Veolia Environnement SA	2,676	67,519
Total France		67,519

GERMANY — 3.0%
Fraport Frankfurt Airport Services Worldwide AG	511	42,758
Total Germany		42,758

INDIA — 3.9%
Power Grid Corp of India Ltd	18,022	55,218
Total India		55,218

ITALY — 7.7%
Atlantia SpA	2,116	54,297
Snam SpA	11,067	54,285
Total Italy		108,582

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN — 4.7%
West Japan Railway Co	800	$65,629
Total Japan		65,629

MEXICO — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV Class B	7,065	43,414
Total Mexico		43,414

PORTUGAL — 3.7%
EDP - Energias de Portugal SA	14,191	52,028
Total Portugal		52,028

SPAIN — 3.5%
Naturgy Energy Group SA	1,958	49,547
Total Spain		49,547

UNITED KINGDOM — 14.4%
BBA Aviation PLC	16,012	62,158
National Grid PLC	4,844	49,790
Pennon Group PLC	5,180	45,179
SSE PLC	3,425	45,811
Total United Kingdom		202,938

UNITED STATES — 31.4%
Industrials — 3.9%
Kansas City Southern	448	55,436

Utilities — 27.5%
American Electric Power Co Inc	514	45,134
Dominion Energy Inc	687	51,037
Duke Energy Corp	624	54,113
Evergy Inc	663	40,105
PPL Corp	1,565	46,371

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES — continued
Utilities — continued
Southern Co/The	920	$51,704
WEC Energy Group Inc	594	50,763
Xcel Energy Inc	831	49,536
		388,763
Total United States		444,199

Total Common Stock
(Cost $1,301,742)		1,418,888
Total Value of Securities — 100.5%
(Cost $1,301,742)		$1,418,888

Percentages are based on Net Assets of $1,411,998.

Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$63,674	$—	$—	$63,674
Canada	142,262	—	—	142,262
China	—	81,120	—	81,120
France	—	67,519	—	67,519
Germany	—	42,758	—	42,758
India	—	55,218	—	55,218
Italy	—	108,582	—	108,582
Japan	—	65,629	—	65,629
Mexico	43,414	—	—	43,414
Portugal	—	52,028	—	52,028
Spain	—	49,547	—	49,547
United Kingdom	45,179	157,759	—	202,938

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
United States	$444,199	$—	$—	$444,199
Total Common Stock	738,728	680,160	—	1,418,888
Total Investments in Securities	$738,728	$680,160	$—	$1,418,888

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2019, securities valued at $680,160 transferred from Level 1 to Level 2, primarily due to fair value triggers of certain securities at the end of the period from the prior period end. For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-001-0700

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Number of Shares	Value (U.S. $)
BRAZIL — 7.7%
BB Seguridade Participacoes SA	7,100	$60,482
CCR SA	4,500	17,687
Cielo SA	14,600	27,698
Hypera SA *	6,200	49,371
Kroton Educacional SA	3,700	12,061
LOG Commercial Properties e Participacoes SA	259	1,594
MRV Engenharia e Participacoes SA	3,600	19,055
Odontoprev SA	3,600	16,697
Porto Seguro SA	2,200	30,028
Qualicorp SA	11,400	66,344
Smiles Fidelidade SA	3,600	36,931
Wiz Solucoes e Corretagem de Seguros SA	23,700	72,782
Total Brazil		410,730

CHILE — 1.3%
Aguas Andinas SA Class A	84,443	47,264
CAP SA	1,310	13,434
Enel Chile SA	119,374	10,820
Total Chile		71,518

CHINA — 26.3%
361 Degrees International Ltd	46,000	8,278
Agricultural Bank of China Ltd Class H	28,000	11,381
Anhui Expressway Co Ltd Class H	22,000	13,403
Bank of China Ltd Class H	80,000	32,614
Beijing Enterprises Water Group Ltd	26,000	13,742
Beijing Jingneng Clean Energy Co Ltd Class H	234,000	40,595
China Communications Services Corp Ltd Class H	24,000	16,803
China Construction Bank Corp Class H	15,000	11,579
China Dongxiang Group Co Ltd	299,000	36,973
China Everbright Ltd	4,000	5,309
China Galaxy Securities Co Ltd Class H	24,000	12,893
China Lilang Ltd	37,000	32,792

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — continued
China Merchants Port Holdings Co Ltd	6,331	$10,460
China Mobile Ltd	1,500	12,758
China Pioneer Pharma Holdings Ltd	106,000	8,378
China Power Clean Energy Development Co Ltd	32,500	22,502
China Sanjiang Fine Chemicals Co Ltd	188,000	40,724
China Suntien Green Energy Corp Ltd Class H	51,000	13,018
Chongqing Machinery & Electric Co Ltd Class H	156,000	12,556
Chu Kong Shipping Enterprises Group Co Ltd	62,000	12,807
COSCO Shipping International Hong Kong Co Ltd	38,000	11,856
CPMC Holdings Ltd	28,000	10,719
Dongfeng Motor Group Co Ltd Class H	14,000	12,534
Fufeng Group Ltd	27,000	13,280
Great Wall Motor Co Ltd Class H	15,500	10,577
Greatview Aseptic Packaging Co Ltd	74,000	40,606
Guangdong Investment Ltd	10,000	21,052
Guangzhou RF Properties Class H	32,000	58,214
Guorui Properties Ltd	183,000	32,513
Hengan International Group Co Ltd	1,500	11,330
Hisense Home Appliances Group Co Ltd Class H	26,000	28,644
Huabao International Holdings Ltd	89,000	37,461
Industrial & Commercial Bank of China Ltd Class H	19,000	12,817
Jiangsu Expressway Co Ltd Class H	12,000	16,210
Kingboard Holdings Ltd	13,500	33,495
Kingboard Laminates Holdings Ltd	57,500	47,715
Lee Man Paper Manufacturing Ltd	47,000	28,796
Lenovo Group Ltd	120,000	95,976
Qingling Motors Co Ltd Class H	178,000	45,873
Seaspan Corp	3,654	37,088
Shanghai Industrial Holdings Ltd	7,000	14,395
Sichuan Expressway Co Ltd Class H	46,000	13,941
Sihuan Pharmaceutical Holdings Group Ltd	223,000	45,939
Sinopec Shanghai Petrochemical Co Ltd Class H	84,000	29,232
Texhong Textile Group Ltd	11,000	11,106

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA — continued
Wasion Group Holdings Ltd	82,000	$29,925
Xingda International Holdings Ltd	146,909	39,434
Xinhua Winshare Publishing and Media Co Ltd Class H	72,000	50,302
Xinyi Solar Holdings Ltd	84,904	46,853
Xtep International Holdings Ltd	27,500	19,900
Yuexiu REIT	84,000	58,020
Yuexiu Transport Infrastructure Ltd	22,000	17,491
Yuzhou Properties Co Ltd	94,000	44,430
Zhejiang Expressway Co Ltd Class H	14,000	13,594
Total China		1,410,883

CZECH REPUBLIC — 0.2%
O2 Czech Republic AS	1,271	12,069
Total Czech Republic		12,069

INDIA — 4.9%
HDFC Bank Ltd Sponsored ADR	591	67,953
ICICI Bank Ltd Sponsored ADR	6,688	81,660
Infosys Ltd Sponsored ADR	6,636	75,120
Mahindra and Mahindra Ltd Sponsored GDR	4,501	35,990
Total India		260,723

INDONESIA — 2.6%
Bank Pembangunan Daerah Jawa Timur Tbk PT Class B	1,179,200	53,971
Bukit Asam Tbk PT	236,400	46,199
Tunas Baru Lampung Tbk PT	432,900	24,924
Waskita Beton Precast Tbk PT	571,100	14,797
Total Indonesia		139,891

MALAYSIA — 3.1%
AirAsia Group Bhd	58,700	27,894
Alliance Bank Malaysia Group Bhd	14,100	12,574

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MALAYSIA — continued
CIMB Group Holdings Bhd	8,706	$10,696
Gas Malaysia Bhd	20,700	14,146
Inari Amertron Bhd	32,300	12,849
Lingkaran Trans Kota Holdings Bhd	10,300	11,468
Malaysian Pacific Industries Bhd	7,400	16,350
OSK Holdings Bhd	78,000	17,663
Petronas Chemicals Group Bhd	7,100	12,864
Syarikat Takaful Malaysia Keluarga Bhd	18,300	27,102
Total Malaysia		163,606

MEXICO — 3.6%
Banco Santander Mexico SA Class B	35,366	50,288
Bolsa Mexicana de Valores SAB	8,851	14,710
Concentradora Fibra Danhos SA de CV REIT	17,324	23,504
Concentradora Hipotecaria SAPI de CV REIT	50,495	46,823
Gentera SAB de CV	19,052	15,648
Grupo Aeroportuario Pacifico Class B	1,463	14,681
Grupo Financiero Banorte SAB de CV	2,510	12,557
Wal-Mart de Mexico SAB de CV	5,824	17,186
Total Mexico		195,397

PHILIPPINES — 2.2%
Globe Telecom Inc	1,975	83,366
Manila Electric Co	4,520	32,404
Total Philippines		115,770

POLAND — 1.8%
Asseco Poland SA	4,355	61,594
Budimex SA	312	10,382
Polskie Gornictwo Naftowe i Gazownictwo SA	16,538	24,004
Total Poland		95,980

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
QATAR — 0.9%
Almeera Consumer Goods Co QSC	12,250	$49,495
Total Qatar		49,495

SOUTH AFRICA — 8.5%
Absa Group Ltd	4,033	44,848
AECI Ltd	1,654	10,724
Assore Ltd	2,228	54,394
Astral Foods Ltd	609	6,997
AVI Ltd Class Y	5,415	32,742
EOH Holdings Ltd *	11,717	14,524
FirstRand Ltd	3,157	13,499
Foschini Group Ltd	916	10,537
Investec Ltd	1,812	10,300
JSE Ltd	986	8,807
Liberty Holdings Ltd	5,559	42,016
Metair Investments Ltd	9,296	15,500
Nedbank Group Ltd	645	10,805
Peregrine Holdings Ltd	28,763	37,164
RMB Holdings Ltd	2,463	12,920
Sanlam Ltd	2,364	12,242
Spar Group Ltd	860	10,988
Telkom SA SOC Ltd	12,408	73,940
Truworths International Ltd	1,893	8,184
Tsogo Sun Gaming	8,611	8,435
Tsogo Sun Hotels *	8,611	2,687
Woolworths Holdings Ltd	2,930	11,195
Total South Africa		453,448

SOUTH KOREA — 11.2%
Cheil Worldwide Inc	3,239	73,983
Daekyo Co Ltd	2,109	10,884
DB Insurance Co Ltd	262	12,374
GS Home Shopping Inc	93	13,140

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — continued
Hana Financial Group Inc	344	$10,110
Huchems Fine Chemical Corp	2,335	44,890
Hyosung Advanced Materials Corp *	25	2,466
Hyosung Chemical Corp	18	2,478
Hyosung Corp	378	26,038
Hyosung Heavy Industries Corp *	53	1,555
Hyosung TNC Co Ltd	24	2,908
Hyundai Marine & Fire Insurance Co Ltd	1,626	38,374
Kangwon Land Inc	558	14,507
KB Financial Group Inc	270	9,898
Korea Autoglass Corp	1,619	25,058
KT&G Corp	624	50,722
Kyobo Securities Co Ltd	1,644	13,529
Lotte Food Co Ltd	23	9,497
Meritz Fire & Marine Insurance Co Ltd	2,965	49,872
Mirae Asset Life Insurance Co Ltd	3,026	10,166
Poongsan Holdings Corp	342	10,825
Samsung Fire & Marine Insurance Co Ltd	61	13,569
Seah Besteel Corp	639	8,723
SFA Engineering Corp	496	15,727
Shinhan Financial Group Co Ltd	352	12,927
SK Telecom Co Ltd	273	57,254
Tongyang Life Insurance Co Ltd	7,260	23,743
Woonglin Coway Co Ltd	182	12,857
Woori Financial Group	2,166	23,954
Total South Korea		602,028

TAIWAN — 19.5%
Cayman Engley Industrial Co Ltd	3,000	9,968
Charoen Pokphand Enterprise Co Ltd	22,000	52,349
Chunghwa Telecom Co Ltd	5,000	17,344
First Financial Holding Co Ltd	82,000	61,568
Flytech Technology Co Ltd	11,000	26,893

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN — continued
Getac Technology Corp	40,000	$58,362
Hiroca Holdings Ltd	4,000	8,775
Inventec Corp	74,000	55,286
Lien Hwa Industrial Corp	49,000	61,532
Merry Electronics Co Ltd	12,193	58,752
Mitac Holdings Corp	59,000	61,178
Namchow Holdings Co Ltd	21,000	35,921
Pegatron Corp	25,000	40,738
Quanta Computer Inc	31,000	57,172
Rechi Precision Co Ltd	40,000	31,871
San Fang Chemical Industry Co Ltd	14,000	10,463
Senao International Co Ltd	21,000	22,011
Sitronix Technology Corp	10,000	43,627
Supreme Electronics Co Ltd	43,000	38,886
Systex Corp	21,000	49,615
Taiwan Mobile Co Ltd	16,000	56,311
Taiwan Styrene Monomer Corp	42,000	33,024
TXC Corp	25,000	30,828
TYC Brother Industrial Co Ltd	15,000	13,587
United Integrated Services Co Ltd	16,000	81,394
Zeng Hsing Industrial Co Ltd	6,000	26,159
Total Taiwan		1,043,614

THAILAND — 2.5%
Bangchak Corp PCL Foreign	47,100	46,265
Siamgas & Petrochemicals PCL Foreign	168,200	53,139
Thai Vegetable Oil PCL Foreign	36,600	34,267
Total Thailand		133,671

TURKEY — 0.9%
Borusan Mannesmann Boru Sanayi	5,673	8,347
Petkim Petrokimya Holding AS *	11,713	8,221
Soda Sanayii AS	13,460	14,751

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TURKEY — continued
Tofas Turk Otomobil Fabrikasi AS	2,400	$8,463
Turk Traktor ve Ziraat Makineleri AS *	1,362	9,085
Total Turkey		48,867

UNITED ARAB EMIRATES — 1.1%
Dubai Islamic Bank PJSC	38,793	56,179
Total United Arab Emirates		56,179

Total Common Stock
(Cost $5,065,774)		5,263,869
Total Value of Securities — 98.3%
(Cost $5,065,774)		$5,263,869

Percentages are based on Net Assets of $5,356,791.

*	Non-income producing security.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$410,730	$—	$—	$410,730
Chile	71,518	—	—	71,518
China	59,590	1,351,293	—	1,410,883
Czech Republic	—	12,069	—	12,069
India	260,723	—	—	260,723
Indonesia	—	139,891	—	139,891
Malaysia	26,720	136,886	—	163,606
Mexico	195,397	—	—	195,397
Philippines	83,366	32,404	—	115,770

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2019 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Poland	$—	$95,980	$—	$95,980
Qatar	—	49,495	—	49,495
South Africa	66,425	387,023	—	453,448
South Korea	59,369	542,659	—	602,028
Taiwan	—	1,043,614	—	1,043,614
Thailand	—	133,671	—	133,671
Turkey	—	48,867	—	48,867
United Arab Emirates	—	56,179	—	56,179
Total Common Stock	1,233,838	4,030,031	—	5,263,869
Total Investments in Securities	$1,233,838	$4,030,031	$—	$5,263,869

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2019, securities valued at $4,030,031 transferred from Level 1 to Level 2, primarily due to fair value triggers of certain securities at the end of the period from the prior period end. For the period ended July 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.
MON-QH-002-0100

Item 2.  Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3.  Exhibits.
(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 26, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: September 26, 2019